Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statements of Operations [Abstract]
Revenues	$ 4,530,088	$ 3,093,356	$ 18,867,564	$ 3,174,151	$ 7,736,320	$ 616,854
Cost of goods sold	1,706,020	1,747,633	8,740,792	1,886,802	4,434,868	1,823,824
Gross Profit	2,824,068	1,345,723	10,126,772	1,287,349	3,301,452	(1,206,970)
Operating Expenses
General and administrative	2,541,753	1,946,233	5,764,111	4,659,647	6,241,685	3,565,242
Selling and marketing	1,288,949	792,481	3,373,370	1,910,030	2,881,668	3,423,567
Research and development	677,104	80,208	939,726	824,888	888,187	2,728,518
Total Operating Expenses	4,507,806	2,818,922	10,077,207	7,394,565	10,011,540	9,717,327
Operating Income (Loss)	(1,683,738)	(1,473,199)	49,565	(6,107,216)	(6,710,088)	(10,924,297)
Other Income and (Expense)
Interest income				23	23	727
Interest expense	(2,173,919)	(969,450)	(5,596,931)	(1,684,959)	(3,275,059)	(1,249,961)
Inducement expense						(755,000)
Loss on extinguishment of debt				(272,749)	(272,749)	(635,986)
Realized gain on change in fair value of derivative liabilities						47,242
Change in fair value of derivative liabilities	(80,307)			(2,299,020)	(2,299,020)	444,728
Change in fair value of contingent consideration			(133,755)
Total Other Expense, Net	(2,254,226)	(969,450)	(5,730,686)	(4,256,705)	(5,846,805)	(2,148,250)
Loss before Income Taxes	(3,937,964)	(2,442,649)	(5,681,121)	(10,363,921)	(12,556,893)	(13,072,547)
Provision for Income Taxes	(93,188)	(5,000)	(279,563)	(5,000)	(196,035)	(4,307)
Net Loss	(4,031,152)	(2,447,649)	(5,960,684)	(10,368,921)	(12,752,928)	(13,076,854)
Preferred stock dividends	(97,080)	(438,717)	(705,149)	(581,303)	(1,080,741)
Net Loss applicable to Common Stockholders	$ (4,128,232)	$ (2,886,366)	$ (6,665,833)	$ (10,950,224)	$ (13,833,669)	$ (13,076,854)
Net Loss Per Share - Basic and Diluted applicable to Common Stockholders	$ (0.28)	$ (0.44)	$ (0.60)	$ (1.87)	$ (2.24)	$ (4.82)
Weighted Average Number of Shares of Common Stock Outstanding - Basic and Diluted	14,849,099	6,576,004	11,023,375	5,841,933	6,172,272	2,711,198